Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Experience adjustments that relate to current service included in other income charges	€ 122	€ 5
Gain (loss) on reversal of onerous contracts	27	57
Other income / (charges) [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Loss on onerous contracts	217	472
Insurance contracts issued [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on changes in discount rates	€ 802	€ 440